John Hancock Funds


                                  John Hancock
                                Gold & Government
                                      Fund


                                  FINAL REPORT


                                September 6, 1996

                   John Hancock Funds - Gold & Government Fund

                                    Trustees
                             Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz*
                            Richard P. Chapman, Jr.*
                              William J. Cosgrove*
                               Douglas M. Costle*
                               Leland O. Erdahl *
                              Richard A. Farrell *
                                 Gail D. Fosler*
                               William F. Glavin *
                                 Anne C. Hodsdon
                                 John A. Moore*
                             Patti McGill Peterson*
                                 John W. Pratt*
                               Richard S. Scipione
                                Edward Spellman*
                        * Members of the Audit Committee

                                    Officers
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                                Thomas H. Connors
                  Second Vice President and Compliance Officer

                                    Custodian
                         Investors Bank & Trust Company
                                 89 South Street
                           Boston, Massachusetts 02111

                                 Transfer Agent
                   John Hancock Investor Services Corporation
                                  P.O. Box 9116
                        Boston, Massachusetts 02205-9116

                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              Principal Distributor
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

John Hancock Funds - Gold & Government Fund
Statement of Assets and Liabilities
Final Report September 6, 1996* (Unaudited)
--------------------------------------------------------------------------------

Assets:
Investments at value - Note C:
United States government and agencies obligations
 (cost - $999,844)                                                 $    999,840
Common stocks (cost - $5,597,115)                                     7,141,490
Preferred stock (cost - $524,248)                                       465,750
Short-term notes (cost - $13,974,827)                                13,974,827
Joint repurchase agreement (cost - $2,186,000)                        2,186,000
Corporate savings account                                                   317
                                                                   ------------
                                                                     24,768,224
Interest receivable                                                      29,192
Other assets                                                              1,274
                                                                   ------------
                                 Total Assets                        24,798,690
                                 ----------------------------------------------
Liabilities:
Payable to John Hancock Advisers, Inc. and
 and affiliates - Note B                                                 14,243
Accounts payable and accrued expenses                                    11,033
                                                                   ------------
                                 Total Liabilities                       25,276
                                 ----------------------------------------------
Net Assets:
Capital paid-in                                                      33,123,061
Accumulated net realized loss on investments
 and foreign currency transactions                                   (9,835,665)
Net unrealized appreciation of investments
 and foreign currency transactions                                    1,486,018
                                                                   ============
                                 Net Assets                        $ 24,773,414
                                 ==============================================
Net Asset Value Per Share:
(Based on net asset values and shares of
beneficial interest outstanding - unlimited
number of shares authorized with no par
value, respectively)
Class A - $14,013,177 / 991,293                                    $      14.14
================================================================================
Class B - $10,760,237 / 762,359                                    $      14.11
================================================================================
Maximum Offering Price Per Share**
Class A - ($14.14 x 105.26%)                                       $      14.88
================================================================================

* The net assets of the John Hancock Gold & Government Fund ("the Fund") were merged into the John Hancock Special Opportunities Fund as of the close of business on September 6, 1996 and the Fund was subsequently terminated. The Statement of Assets and Liabilities reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).

** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

                       See notes to financial statements.

John Hancock Funds - Gold & Government Fund
Statement of Operations
For the period November 1, 1995 to
September 6, 1996* (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest                                                            $   942,184
Dividends (net of foreign withholding taxes of $2,025)                   63,292
                                                                    -----------
                                                                      1,005,476
                                                                    -----------
Expenses:
Investment management fee - Note B                                      223,001
Distribution/service fee - Note B
Class A                                                                  44,851
Class B                                                                  48,616
Transfer agent fee - Note B                                              76,968
Custodian fee                                                            41,423
Registration and filing fees                                             22,393
Printing                                                                 20,712
Trustees' fees                                                            5,252
Miscellaneous                                                             2,058
Auditing fee                                                              2,030
Legal fees                                                                1,172
                                                                    -----------
                      Total Expenses                                    488,476
                                                                    -----------
                      Net Investment Income                             517,000
                                                                    -----------
Realized and Unrealized Gain (Loss) on Investments
 and Foreign Currency Transactions:
Net realized gain on investments sold                                 2,431,506
Net realized loss on foreign currency transactions                      (40,827)
Change in net unrealized appreciation/depreciation
 of investments                                                         455,228
                                                                    -----------
                      Net Realized and Unrealized Gain on
                      Investments and Foreign Currency
                      Transactions                                    2,845,907
                      ---------------------------------------------------------
                      Net Increase in Net Assets
                      Resulting from Operations                       3,362,907
                      =========================================================

* The net assets of the John Hancock Gold & Government Fund ("the Fund") were merged into the John Hancock Special Opportunities Fund as of the close of business on September 6, 1996 and the Fund was subsequently terminated. The Statement of Operations reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).

                       See notes to financial statements.

John Hancock Funds - Gold & Government Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                                  FOR THE PERIOD
                                                                                                YEAR ENDED      NOVEMBER 1, 1995 TO
                                                                                                OCTOBER 31,       SEPTEMBER 6, 1996
                                                                                                    1995            (UNAUDITED)**
                                                                                         -----------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income                                                                              $961,467              $517,000
Net realized gain (loss) on investments sold and foreign currency transactions                   (3,740,401)            2,390,679
Change in net unrealized appreciation/depreciation of investments                                  (277,671)              455,228
                                                                                         -----------------------------------------
                 Net Increase (Decrease) in Net Assets Resulting from Operations                 (3,056,605)            3,362,907
                                                                                         -----------------------------------------
Distributions to Shareholders:
Dividends from net investment income
Class A - ($0.3546 and $0.2610 per share, respectively)                                            (461,398)             (315,786)
Class B - ($0.2571 and $0.2537 per share, respectively)                                            (471,583)             (260,401)
                                                                                         -----------------------------------------
                 Total Distributions to Shareholders                                               (932,981)             (576,187)
                                                                                         -----------------------------------------
From Fund Share Transactions - Net*                                                             (16,252,479)          (13,231,905)
                                                                                         -----------------------------------------
Net Assets:
Beginning of period                                                                              55,460,664            35,218,599
End of period (including undistributed net investment income of
  $100,015 and none, respectively)                                                       =========================================
                                                                                                $35,218,599           $24,773,414
                                                                                         =========================================
* Analysis of Fund Share Transactions:
                                                                                                          FOR THE PERIOD
                                                                      YEAR ENDED                       NOVEMBER 1, 1995 TO
                                                                      OCTOBER 31,                        SEPTEMBER 6, 1996
                                                                         1995                             (UNAUDITED)**
                                                          ------------------------------------------------------------------------
                                                                 SHARES        AMOUNT               SHARES              AMOUNT
                                                                 ------        ------               ------              ------
CLASS A
Shares sold                                                       910,305    $12,990,091            807,558           $11,652,628
Shares issued to shareholders in reinvestment of
  distributions                                                    26,761        375,618             18,300               256,263
                                                          ------------------------------------------------------------------------
                                                                  937,066     13,365,709            825,858            11,908,891
Less shares repurchased                                          (698,341)    (9,602,941)        (1,220,856)          (17,566,016)
                                                          ------------------------------------------------------------------------
Net increase (decrease)                                           238,725     $3,762,768           (394,998)          ($5,657,125)
                                                          ========================================================================
CLASS B
Shares sold                                                       985,367    $13,372,127            734,719           $10,500,241
Shares issued to shareholders in reinvestment of
  distributions                                                    24,145        334,553             12,874               180,237
                                                          ------------------------------------------------------------------------
                                                                1,009,512     13,706,680            747,593            10,680,478
Less shares repurchased                                        (2,446,361)   (33,721,927)        (1,269,327)          (18,255,258)
                                                          ------------------------------------------------------------------------
Net decrease                                                   (1,436,849)  ($20,015,247)          (521,734)          ($7,574,780)
                                                          ========================================================================

** The net assets of the John Hancock Gold & Government Fund ("the Fund") were merged into the John Hancock Special Opportunities Fund as of the close of business on September 6, 1996 and the Fund was subsequently terminated. The Statement of Changes in Net Assets reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).

                       See notes to financial statements.

John Hancock Funds - Gold & Government Fund

Financial Highlights

Selected data for each share of beneficial interest outstanding throughout the periods indicated, investment returns, key ratios and supplemental data are as follows:
--------------------------------------------------------------------------------

                                                              FOR THE PERIOD
                                                             NOVEMBER 1, 1995 TO               YEAR ENDED OCTOBER 31,
                                                              SEPTEMBER 6, 1996   -------------------------------------------------
                                                                 (UNAUDITED)         1995        1994        1993        1992(a)
                                                                 -----------         ----        ----        ----        -------
CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period                          $   13.20        $   14.35   $   16.91   $   15.19    $   15.31
                                                                 ---------        ---------   ---------   ---------    ---------
   Net Investment Income                                              0.23**           0.37        0.63        0.76**       0.72
   Net Realized and Unrealized Gain (Loss) on
    Investments, Financial Futures Contracts,
    Foreign Currency Transactions and Written Options                 0.97            (1.17)      (2.28)       1.76        (0.21)
                                                                 ---------        ---------   ---------   ---------    ---------
     Total from Investment Operations                                 1.20            (0.80)      (1.65)       2.52         0.51
                                                                 ---------        ---------   ---------   ---------    ---------

   Less Distributions:
     Dividends from Net Investment Income                            (0.26)           (0.35)      (0.67)      (0.80)       (0.63)
     Distributions in excess of Net Realized Gains
       on Investments Sold, Written Options and
       Financial Futures Contracts                                    --               --         (0.24)       --           --
                                                                 ---------        ---------   ---------   ---------    ---------
        Total Distributions                                          (0.26)           (0.35)      (0.91)      (0.80)       (0.63)
                                                                 ---------        ---------   ---------   ---------    ---------
   Net Asset Value, End of Period                                $   14.14(e)     $   13.20   $   14.35   $   16.91    $   15.19
                                                                 =========        =========   =========   =========    =========
   Total Investment Return at Net Asset Value (c)                     9.13%(b)        (5.66%)    (10.10%)     17.10%        3.44%(b)

Ratios and Supplemental Data
   Net Assets, End of Period (000's omitted)                     $  14,013        $  18,300   $  16,469   $  20,385    $  17,593
   Ratio of Expenses to Average Net Assets                            1.72%*           1.60%       1.53%       1.59%        1.68%*
   Ratio of Net Investment Income to Average Net Assets               1.88%*           2.72%       4.02%       4.84%        5.49%*
   Portfolio Turnover Rate                                              90%              55%        147%        118%         209%
   Average Broker Commission Rate (per share of security) (d)    $  0.0396              N/A         N/A         N/A          N/A

                                                  FOR THE PERIOD
                                                NOVEMBER 1, 1995 TO                      YEAR ENDED OCTOBER 31,
                                                 SEPTEMBER 6, 1996    -------------------------------------------------------------
                                                    (UNAUDITED)           1995       1994        1993        1992        1991
                                                    -----------           ----       ----        ----        ----        ----
CLASS B
Per Share Operating Performance
   Net Asset Value, Beginning of Period              $   13.18        $   14.33   $   16.89   $   15.17    $   15.13   $   14.51
                                                     ---------        ---------   ---------   ---------    ---------   ---------
   Net Investment Income                                  0.23**           0.25        0.53        0.69**       0.83        0.87+
   Net Realized and Unrealized Gain (Loss)
    on Investments, Financial Futures
    Contracts, Foreign Currency Transactions
    and Written Options                                   0.95            (1.14)      (2.28)       1.76         0.11        0.76
                                                     ---------        ---------   ---------   ---------    ---------   ---------
     Total from Investment Operations                     1.18            (0.89)      (1.75)       2.45         0.94        1.63
                                                     ---------        ---------   ---------   ---------    ---------   ---------
   Less Distributions:
     Dividends from Net Investment Income                (0.25)           (0.26)      (0.57)      (0.73)       (0.90)      (1.01)
     Distributions in excess of Net Realized Gains
       on Investments Sold, Written Options and
       Financial Futures Contracts                        --               --         (0.24)       --           --          --
                                                     ---------        ---------   ---------   ---------    ---------   ---------
        Total Distributions                              (0.25)           (0.26)      (0.81)      (0.73)       (0.90)      (1.01)
                                                     ---------        ---------   ---------   ---------    ---------   ---------
   Net Asset Value, End of Period                    $   14.11(e)     $   13.18   $   14.33   $   16.89    $   15.17   $   15.13
                                                     =========        =========   =========   =========    =========   =========
   Total Investment Return at Net Asset Value (c)         9.01%(b)        (6.32%)    (10.70%)     16.56%        6.42%      11.78%+

Ratios and Supplemental Data
   Net Assets, End of Period (000's omitted)         $  10,760        $  16,919   $  38,992   $  51,872    $  36,103   $  56,928
   Ratio of Expenses to Average Net Assets                1.79%*           2.32%       2.18%       2.11%        1.63%       1.82%+
   Ratio of Net Investment Income to Average
     Net Assets                                           1.82%*           1.83%       3.41%       4.29%        5.56%       5.96%+
   Portfolio Turnover Rate                                  90%              55%        147%        118%         209%        134%
   Average Broker Commission Rate
     (per share of security) (d)                     $  0.0396              N/A         N/A         N/A          N/A         N/A

  * On an annualized basis.
 ** On average month end shares outstanding.
(a) Class A shares commenced operations on January 3, 1992.
(b) Not annualized.
(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
  + Reflects expense limitations in effect during the year indicated (see Note
    B). As a result of such limitations, expenses of Class B shares for the year ended, October 31, 1991 reflect reductions of $0.01 per share. Absent of such reductions, for the year ended October 31, 1991, the ratio of expenses to average net assets would have been 1.91% and the ratio of net investment income to average net assets would have been 5.87%. Without the reimbursement, total investment return would be lower.
(d) Average broker commission rate (per share of security) as required by amended disclosure requirements effective September 1, 1995.
(e) Net asset value per share, before the merger of assets to the John Hancock Special Opportunities Fund, and the termination of the Fund (See Note A to the Notes to Financial Statements).

                       See notes to financial statements.

                   John Hancock Funds - Gold & Government Fund

Schedule of Investments
September 6, 1996 (Unaudited)

                                                                                      PAR VALUE
                                                   INTEREST          MATURITY          (000'S            MARKET
ISSUER, DESCRIPTION                                  RATE              DATE            OMITTED)          VALUE
-------------------                           -----------------   --------------     -----------      -----------
US GOVERNMENT AND AGENCY OBLIGATIONS
Governmental - U.S. Agencies (4.04%)
    FNMA Med Term Note                                5.440%         11-21-96        $    1,000        $   999,840
                                        TOTAL US GOVERNMENT
                                   AND AGENCIES OBLIGATIONS
                                               (COST $999,844)                           (4.04%)           999,840
                                                                                     ----------        -----------
                                                                                      NUMBER OF
                                                                                       SHARES
                                                                                     ----------
COMMON STOCKS
Gold and Mining Products (28.83%)
   Aurora Gold Ltd.(Australia)*                                                         500,000            897,100
   Bema Gold Corp.*                                                                     115,000            862,500
   Compania de Minas Buenaventura S.A.,
    American Depositary Receipts*                                                        52,000            981,500
   Euro-Nevada Mining Corp.(Canada)                                                      45,000          1,117,890
   Greenstone Resources Ltd.*                                                           100,000          1,500,000
   Newmont Gold Co.                                                                      20,000          1,085,000
   Stillwater Mining Co.*                                                                30,000            697,500
                                                                                                       -----------
                                        TOTAL COMMON STOCKS
                                             (Cost $5,597,115)                          (28.83%)         7,141,490
                                                                                     ----------        -----------

PREFERRED STOCK
Gold and Mining Products (1.88%)
  Freeport-McMoRan Copper & Gold, Inc., Ser SILV                                         23,000            465,750
                                      TOTAL PREFERRED STOCK
                                             (Cost $524,248)                             (1.88%)           465,750
                                                                                     ----------        -----------

                       See notes to financial statements.

                   John Hancock Funds - Gold & Government Fund

Schedule of Investments
September 6, 1996 (Unaudited)

                                                                                   PAR VALUE
                                                         INTEREST     MATURITY       (000'S           MARKET
ISSUER, DESCRIPTION                                        RATE         DATE         OMITTED)         VALUE
-------------------                                     -----------   ---------   --------------  -------------
SHORT-TERM INVESTMENTS
Short-term Notes (56.41%)
    Federal Farm Credit Bank                                5.240%     09-10-96    $    6,000     $   5,994,760
    Federal Home Loan Bank                                  5.200      09-12-96         6,000         5,987,867
    Federal Home Loan Bank                                  5.200      09-23-96         2,000         1,992,200
                                                                                                  -------------
                                                                                                     13,974,827
                                                                                                  -------------
Joint Repurchase Agreement (8.82%)
 Investment in a joint repurchase agreement
     transaction with Swiss Bank Inc. -
     Dated 09-06-96, Due 09-09-96
     (secured by U.S. Treasury Notes, 6.25% - 7.125%
     Due 09-30-99 Thru 08-31-00 and U.S. Treasury
     Bonds, 7.250% Due 05-15-16 Thru 08-15-22) Note A       5.140      09-09-96         2,186         2,186,000
                                                                                                  -------------
Corporate Savings Account ( 0.00%)
 Investors Bank & Trust Company
     Daily Interest Savings Account
     Current Rate 4.75%                                                                                     317
                                                                                                  -------------

                            TOTAL SHORT-TERM INVESTMENTS                               (65.23%)      16,161,144
                                                                                     ---------    -------------
                                       TOTAL INVESTMENTS                               (99.98%)   $  24,768,224
                                                                                     =========    =============

* Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       See notes to financial statements.

                          Notes to Financial Statements
            John Hancock Funds - John Hancock Gold & Government Fund

(UNAUDITED)

NOTE A --
ACCOUNTING POLICIES

Freedom Investment Trust (the "Trust") is a diversified open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of four series: John Hancock Gold & Government Fund (the "Fund"), John Hancock Regional Bank Fund, John Hancock Disciplined Growth Fund and John Hancock Managed Tax-Exempt Fund. Prior to April 1, 1996, John Hancock Disciplined Growth Fund was known as John Hancock Sovereign Achievers Fund. The investment objective of the Fund is to achieve capital appreciation and preservation of the purchasing power of your capital.

     The Trustees authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represented an interest in the same portfolio of investments of the Fund and had equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses subject to the approval of the Trustees, may have been applied differently to each class of shares in accordance with regulations of the Securities and Exchange Commission. Shareholders of a class which bore distribution and service expenses under terms of a distribution plan, had exclusive voting rights regarding the distribution plan.

     On August 14, 1996, shareholders of the Fund approved a plan of reorganization between the Fund and John Hancock Special Opportunities Fund ("Special Opportunities Fund") providing for the transfer of substantially all of the assets and liabilities of the Fund to Special Opportunities Fund in exchange solely for shares of beneficial interest of Special Opportunities Fund. After this transaction and as of the close of business on September 6, 1996, the Fund was terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund. Significant accounting policies of the Fund were as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies had been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement. Aggregate cash balances were invested in one or more repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis. Capital gains realized on some foreign securities were subject to foreign taxes and were accrued, as applicable.

                          Notes to Financial Statements
            John Hancock Funds - John Hancock Gold & Government Fund

FEDERAL INCOME TAXES The Fund's policy was to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investment, to its shareholders. Therefore, no federal income tax provision is required as of September 6, 1996, the Fund's final tax year end. For federal income tax purposes, the Fund has $9,835,666 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. If these carryforwards are used by the Fund, no capital gains distributions will be made. The carryforwards expire as follows: October 31, 2002 --- $6,112,495 and October 31, 2003 --- $3,723,171. The capital loss carryforwards unused as of September 6, 1996 were transferred to the Special Opportunities Fund. These capital loss carryforwards will be available, to the extent provided by regulations, to offset future net capital gains of the Special Opportunities Fund. Expired capital loss carryforwards are reclassed to capital paid-in, on the year of expiration.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund was made aware of the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes which are accrued as applicable.

     The Fund recorded all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions were determined in conformity with income tax regulations, which may differ from generally accepted accounting principals. Dividends paid by the Fund with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that may have been applied differently to each class as explained previously.

EXPENSES The majority of the expenses of the Trust were directly identifiable to an individual Fund. Expenses which were not readily identifiable to a specific Fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) were calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution/service fees if any, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

DISCOUNT ON SECURITIES The Fund accreted discount from par value on securities from either the date of issue or date of purchase over the life of the security, as required by the Internal Revenue Code.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporated estimates made by management in determining the reported amounts of assets, liabilities, revenues, and expenses of the Fund. Actual results may differ from these estimates.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies were translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments were translated at the rates prevailing at the dates of the transactions.

     The Fund did not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations were included with the net realized and unrealized gain or loss from investments.

                          Notes to Financial Statements
            John Hancock Funds - John Hancock Gold & Government Fund

     Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may have entered into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked-to-market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund recorded realized gains and losses at the time the forward foreign currency contract was closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may have also purchased and sold forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk other than that offset by the currency amount of the underlying transaction.

     At September 6, 1996, there were no open forward foreign currency exchange contracts.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund paid a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000.

     In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, were in excess of the most restrictive state limit where the Fund was registered to sell shares, the fee payable to the Adviser was reduced to the extent of such excess, and the Adviser made additional arrangements necessary to eliminate any remaining excess expenses. The limits were 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000, and 1.5% of the remaining average daily net asset value.

                          Notes to Financial Statements
            John Hancock Funds - John Hancock Gold & Government Fund

     John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser, and Freedom Distributors Corporation ("FDC") acted as Co-Distributors for shares of the Fund. For the period ended September 6, 1996, net sales charges received with regard to sales of Class A shares amounted to $16,899. Out of this amount, $2,228 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $5,342 was paid as sales commissions to unrelated broker-dealers and $9,329 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"), all of which are broker dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock Freedom Securities Corporation and its subsidiaries, which include FDC, Tucker Anthony and Sutro.

     Class B shares which were redeemed within six years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC were paid to JH Funds and were used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended September 6, 1996, the contingent deferred sales charges paid to JH Funds amounted to $81,585.

     In addition, to reimburse the Co-Distibutors for the services they provided as distributors of shares of the Fund, the Fund adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund made payments to the Co-Distributors, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse the Co-Distibutors for their distribution and service costs. Up to a maximum of 0.25% of such payments may have been service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could have occurred under certain circumstances.

     The Fund had a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. The Fund paid Investor Services a fee based on the number of shareholder accounts and certain out-of-pocket expenses.

     Mr. Edward J. Boudreau, Jr., Mr. Richard S. Scipione and Ms. Anne C. Hodsdon are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees could elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset were always equal and were marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At September 6, 1996, the Fund's investments to cover the deferred compensation liability had an unrealized appreciation of $145.

                          Notes to Financial Statements
            John Hancock Funds - John Hancock Gold & Government Fund

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended September 6, 1996, aggregated $15,829,757 and $26,474,103, respectively. Purchases and proceeds from sales of obligations of the U.S. government and its agencies aggregated none and $16,308,796, respectively, during the period ended September 6, 1996.

     The cost of investments owned at September 6, 1996 (excluding the corporate savings account) for federal income tax purposes was $23,282,034. Gross unrealized appreciation and depreciation of investments aggregated $1,544,374 and $58,501, respectively, resulting in net unrealized appreciation of $1,485,873.

NOTE D --
RECLASSIFICATION OF CAPITAL ACCOUNTS

During the period ended September 6, 1996, the Fund has reclassified $40,828 from accumulated net realized loss on investments sold to undistributed net investment income. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of September 6, 1996. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

TAX INFORMATION NOTICE (UNAUDITED)

For Federal Income Tax purposes, the following information is furnished with respect to the distributions of the Fund during its fiscal year ended September 6, 1996.

     Shareholders will receive a 1996 U.S. Treasury Department Form 1099-DIV in January of 1997. This will reflect the total of all distributions which are taxable for the calender year ended 1996.

     For the period ending September 6, 1996, 15.76% of the ordinary income distributions qualify for the dividends received deduction.